FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
				Total
December 31, 2021	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Long-term investments	—	—	413,959	413,959
Investment in marketable securities	169,815	—	—	169,815
Total Assets	169,815	—	413,959	583,774
December 31, 2022
Assets
Long-term investments	—	—	431,301	431,301
Investment in marketable securities	200,679	—	—	200,679
Total Assets	200,679	—	431,301	631,980